5. Stockholder's Equity (Details) (USD $)	1 Months Ended
Feb. 28, 2014
Details
Common Stock, Shares Authorized	560,000,000
Share Price	$ 0.0001
Business Acquisition, Date of Acquisition Agreement	Feb. 24, 2014
Business Combination, Goodwill Recognized, Description	specific assets consisting solely of pending trademarks for the term “VitaCig” filed with the USPTO on January 18, 2014
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Cash and Equivalents	$ 500
Business Acquisition, Percentage of Voting Interests Acquired	100.00%